Item 1. Schedule of Investments:
--------------------------------

Putnam Health Sciences Trust


QUARTERLY PORTFOLIO HOLDINGS

11-30-04




Putnam Health Sciences Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
November 30, 2004 (Unaudited)

Common stocks (99.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Biotechnology (13.3%)
-----------------------------------------------------------------------------------------------------------
      3,163,200  Amgen, Inc. (NON)                                                             $189,918,528
        594,800  Amylin Pharmaceuticals, Inc. (NON) (S)                                          12,122,024
        791,600  Biogen Idec, Inc. (NON) (S)                                                     46,451,088
        915,900  Genentech, Inc. (NON)                                                           44,192,175
        596,800  Genzyme Corp. (NON) (S)                                                         33,426,768
        701,000  Gilead Sciences, Inc. (NON)                                                     24,156,460
        199,235  Idenix Pharmaceuticals, Inc. (NON)                                               2,878,946
        134,200  IDEXX Laboratories, Inc. (NON) (S)                                               6,924,720
        231,600  Neurocrine Biosciences, Inc. (NON) (S)                                          10,653,600
         12,100  Nexia Biotechnologies, Inc. (Canada)
                 (NON)                                                                               11,502
        256,972  Nexia Biotechnologies, Inc. 144A
                 (Canada) (NON)                                                                     244,262
                                                                                              -------------
                                                                                                370,980,073
Consumer Services (--%)
-----------------------------------------------------------------------------------------------------------
         85,100  Stewart Enterprises, Inc. Class A (NON)                                            631,442

Health Care Services (16.0%)
-----------------------------------------------------------------------------------------------------------
         92,800  AMERIGROUP Corp. (NON) (S)                                                       6,403,200
        854,700  AmerisourceBergen Corp. (S)                                                     50,376,018
      2,130,300  Cardinal Health, Inc.                                                          111,372,084
        556,200  CIGNA Corp.                                                                     38,945,124
        889,100  Community Health Systems, Inc. (NON)                                            24,583,615
        392,800  Coventry Health Care, Inc. (NON) (S)                                            19,494,664
        420,200  Express Scripts, Inc. Class A (NON) (S)                                         30,237,592
        105,200  Henry Schein, Inc. (NON)                                                         6,856,936
        621,800  Laboratory Corp. of America Holdings
                 (NON)                                                                           29,815,310
        572,500  Medco Health Solutions, Inc. (NON)                                              21,594,700
        198,600  PacifiCare Health Systems, Inc. (NON)
                 (S)                                                                              9,612,240
        187,100  Quest Diagnostics, Inc.                                                         17,540,625
         61,300  Sierra Health Services, Inc. (NON) (S)                                           3,410,119
        657,400  Triad Hospitals, Inc. (NON) (S)                                                 24,120,006
        131,300  UnitedHealth Group, Inc.                                                        10,878,205
        326,400  WellPoint Health Networks, Inc. (NON)                                           40,832,640
                                                                                              -------------
                                                                                                446,073,078
Medical Technology (16.2%)
-----------------------------------------------------------------------------------------------------------
      1,078,200  Baxter International, Inc.                                                      34,125,030
        841,100  Boston Scientific Corp. (NON) (S)                                               29,278,691
        313,300  C.R. Bard, Inc. (S)                                                             18,769,803
        456,600  Charles River Laboratories
                 International, Inc. (NON) (S)                                                   21,346,050
         96,400  Dade Behring Holdings, Inc. (NON)                                                5,175,716
        220,200  Edwards Lifesciences Corp. (NON) (S)                                             8,281,722
        139,100  Gen-Probe, Inc. (NON) (S)                                                        5,550,090
      1,158,800  Guidant Corp. (S)                                                               75,125,004
      2,792,500  Medtronic, Inc.                                                                134,179,625
         21,000  Nobel Biocare AB (Sweden) (NON)                                                  2,029,016
        102,300  Respironics, Inc. (NON) (S)                                                      5,665,374
      1,692,600  St. Jude Medical, Inc. (NON) (S)                                                64,555,764
        351,700  Synthes-Stratec, Inc. (Switzerland)
                 (NON)                                                                           38,150,299
        258,200  Waters Corp. (NON) (S)                                                          12,047,612
                                                                                              -------------
                                                                                                454,279,796
Pharmaceuticals (54.2%)
-----------------------------------------------------------------------------------------------------------
      3,572,000  Abbott Laboratories                                                            149,881,120
        405,500  Allergan, Inc. (S)                                                              29,804,250
        160,207  AstraZeneca PLC (London Stock Exchange)
                 (United Kingdom)                                                                 6,261,864
      1,906,900  AstraZeneca PLC ADR (United Kingdom) (S)                                        75,112,791
        536,838  Aurobindo Pharma, Ltd. (India)                                                   4,170,846
        656,000  Barr Pharmaceuticals, Inc. (NON)                                                25,616,800
         45,000  Basilea Pharmaceutical 144A
                 (Switzerland) (NON)                                                              3,010,285
        705,400  Bristol-Myers Squibb Co.                                                        16,576,900
        710,700  Caremark Rx, Inc. (NON)                                                         25,414,632
        230,700  Cephalon, Inc. (NON) (S)                                                        10,965,171
        223,600  Forest Laboratories, Inc. (NON)                                                  8,713,692
      3,071,800  GlaxoSmithKline PLC ADR (United Kingdom)                                       130,674,372
      3,826,200  Johnson & Johnson                                                              230,796,384
         92,600  Matrix Laboratories, Ltd. (India)                                                3,844,451
      3,280,900  Novartis AG (Switzerland)                                                      157,469,357
        148,600  Par Pharmaceutical Cos., Inc. (NON) (S)                                          5,863,756
      7,844,400  Pfizer, Inc.                                                                   217,838,988
      1,029,786  Roche Holding AG (Switzerland)                                                 108,627,215
      2,064,000  Sankyo Co., Ltd. (Japan)                                                        40,464,682
        260,000  Taisho Pharmaceutical Co., Ltd. (Japan)                                          5,008,757
        689,200  Takeda Chemical Industries, Ltd. (Japan)                                        33,930,259
      1,025,000  Teva Pharmaceutical Industries, Ltd. ADR
                 (Israel)                                                                        27,962,000
      3,880,800  Wyeth                                                                          154,727,494
      1,142,000  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan)                                                                         41,777,778
                                                                                              1,514,513,844
                                                                                              -------------
                 Total Common stocks  (cost $2,244,813,461)                                  $2,786,478,233

Convertible preferred stocks (0.1%) (a) (cost $3,002,107)
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Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        342,000  Third Wave Technologies, Inc. Ser. F,
                 10.00% cv. pfd.                                                                 $2,756,520

Short-term investments (4.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $8,000,000  Interest in $350,000,000 joint
                 repurchase agreement dated November 30,
                 2004 with UBS Securities due December 1,
                 2004 with respect to various U.S.
                 Government obligations -- maturity value
                 of $8,000,460 for an effective yield of
                 2.07% (collateralized by Fannie Mae with
                 yields ranging from 1.88% to 7.00% and
                 due dates ranging from December 15, 2004
                 to November 15, 2030, valued at
                 $357,004,016)                                                                   $8,000,000
    117,764,480  Short-term investments held as collateral
                 for loaned securities with yields ranging from
                 1.94% to 2.21% and due dates ranging from December
                 1, 2004 to January 7, 2005 (d)                                                 117,720,487
      9,315,357  Putnam Prime Money Market Fund (e)                                               9,315,357
                                                                                              -------------
                 Total Short-term investments  (cost $135,035,844)                             $135,035,844
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,382,851,412) (b)                                 $2,924,270,597
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at November 30, 2004 (Unaudited) (aggregate face value $154,203,510)

                                                                  Unrealized
                                 Aggregate      Delivery        appreciation/
                      Value     face value          date       (depreciation)
----------------------------------------------------------------------------
Canadian Dollar  $6,103,653      5,541,598      12/15/04            $562,055
Danish Krone     19,362,045     19,362,045       3/16/05                  --
Euro            129,685,429    129,299,867       3/16/05             385,562
----------------------------------------------------------------------------
                                                                    $947,617
----------------------------------------------------------------------------

Forward currency contracts to sell at November 30, 2004 (Unaudited) (aggregate face value $171,696,793)

                                                                  Unrealized
                                Aggregate      Delivery         appreciation/
                     Value     face value          date        (depreciation)
----------------------------------------------------------------------------
British Pound   23,230,667     23,060,692       3/16/05            $(169,975)
Japanese Yen    22,285,923     20,867,554      12/15/04           (1,418,369)
Swiss Franc    127,735,742    127,768,547       3/16/05               32,805
----------------------------------------------------------------------------
                                                                 $(1,555,539)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $2,796,580,100.

  (b) The aggregate identified cost on a tax basis is 2,427,054,395, resulting in gross unrealized appreciation and depreciation of $547,549,733 and $50,333,531, respectively, or net unrealized appreciation of $497,216,202.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004 the value of securities loaned amounted to $114,890,098. The fund received cash collateral of $117,720,487 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $112,920 for the period ended November 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Distribution of investments by country of issue at November 30, 2004 (as a percentage of Market Value excluding collateral for loaned securities)

        Israel              1.0%
        Japan               4.3
        Switzerland        10.9
        United Kingdom      7.6
        United States      75.8
        Other               0.4
                       --------
        Total             100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005